Financial Instruments by Category	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial Instruments by Category
46	Financial instruments by category
The group holds the following financial instruments:

	Note	December 31, 2021	December 31, 2020
Financial assets		RMB million	RMB million
Financial assets at amortised cost
Trade receivables	29	974	1,124
Prepayments and other receivables	31	2,397	2,452
Cash and cash equivalents	32	12,950	7,651
Restricted bank deposits	32	12	12
Financial assets included in other non-current assets		142	150
Financial assets at fair value through other comprehensive income
Equity investments designed at fair value through other comprehensive income	24	457	995
Financial assets at fair value through profit or loss	30	84	95
Derivative financial instruments	25	—	399

		17,016	12,878

	Note	December 31, 2021	December 31, 2020
Financial liabilities		RMB million	RMB million
Liabilities at amortised cost
Trade and bills payables		2,454	3,220
Financial liabilities included in other payables and accruals		13,484	15,790
Borrowings	37	95,791	87,895
Lease liabilities	18(b)	98,476	96,251
Derivative financial instruments	25	46	141

		210,251	203,297